DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)						3 Months Ended	12 Months Ended
	Jan. 07, 2021	Jan. 06, 2021	Oct. 05, 2020	Apr. 24, 2020	Apr. 21, 2020	Jun. 30, 2020	Dec. 31, 2020	Mar. 24, 2021	Dec. 31, 2019
Sale of Stock, Number of Shares Issued in Transaction				82,800,000			82,800,000
Proceeds from Issuance Initial Public Offering				$ 828,000,000
Sale of Stock, Price Per Share				$ 10.00				$ 10.00
Class of Warrant or Right, Numbers Issued						10,933,333	10,933,333
Deferred Underwriting Fee Payable							$ 28,980,000
Initial Public Offering Costs							44,156,346
Underwriting Fees							14,400,000
Other Deferred Costs, Net							776,346
Proceeds from Issuance of Common Stock							$ 25,000
Warrants outstanding							38,533,271
Common Class B [Member]
Ordinary share, par value	$ 0.0001						$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding	260,965,701						20,700,000		1
Share Price	$ 10.00
Common Stock, Voting Rights	10 votes per share
Proceeds from Issuance of Common Stock	$ 499,751,045
Common Stock, Conversion Basis	2.0681
Pro rata adjustments, percentage	32.30%
Common Class B [Member] | PIPE Investment [Member]
Common Stock, Shares, Outstanding							260,965,701
Common Class B [Member] | Social Capital Hedosophia Holdings Corp III [Member]
Ordinary share, par value					$ 0.0001
Common Class A [Member]
Sale of Stock, Number of Shares Issued in Transaction			40,000,000
Ordinary share, par value							$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding							3,960,547		0
Proceeds from Issuance of Common Stock			$ 400,000,000
Common Class A [Member] | PIPE Investment [Member]
Common Stock, Shares, Outstanding							143,475,108
Common Class A [Member] | Social Capital Hedosophia Holdings Corp III [Member]
Sale of Stock, Price Per Share		$ 10.00141613
Ordinary share, par value				$ 0.0001
Proceeds from Issuance of Common Stock		$ 248,955
Common Stock, Conversion Basis					one-for-one
Conversion of Stock, Shares Converted					1
Common stock issued, Conversion basis		24,892
Redemption Price Per Share		$ 10.00141613
Common Stock, Value, Outstanding		$ 827,868,300
Balance to pay on merger consideration		$ 499,751,045
Common Class A [Member] | Clover Health Investments Corp [Member]
Ordinary share, par value					$ 0.0001
Common Stock, Voting Rights					one vote
Common Class A [Member] | SCH Sponsor III LLC [Member]
Sale of Stock, Number of Shares Issued in Transaction			15,200,000
Conversion Of Class B To Common Class A [Member] | Social Capital Hedosophia Holdings Corp III [Member]
Common Stock, Conversion Basis					one-for-one
Private placement warrant
Class of Warrant or Right, Numbers Issued							10,933,333
Class of Warrant or Right, Per Warrant							$ 1.50
Proceeds from Issuance of Private Placement							$ 16,400,000
Over-Allotment option
Sale of Stock, Number of Shares Issued in Transaction				10,800,000